NOTE 11. OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
NOTE 11. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2012	2011
		As Adjusted – note 2

Accrued expenses	$2,540	$1,741
Business and other tax payables	6,418	5,693
Salary payable	1,524	1,664
Temporary receipt of insurance premium	176	355
Temporary receipt of insurance claims	755	650
Deposits received	2,128	1,296
Interest payable	207	1,787
Other current liabilities	1,301	467
Total	$15,049	$13,653

Deposits received represented security deposits received from staff and customer deposits. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, withholding taxes collected from customers for the value-added services.